Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Oct. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 07, 2017	Jan. 27, 2017	Dec. 31, 2016	Mar. 18, 2016
American Funds Strategic Bond Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Strategic Bond Fund — Class A (with sales charge)
Account Value	$ 11,253		$ 11,321		$ 11,152		$ 12,778		$ 12,923		$ 10,943	$ 10,148	$ 10,121			$ 9,805	$ 9,625
American Funds Strategic Bond Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Strategic Bond Fund — Class C (with sales charge)
Account Value	$ 11,034		11,111		11,020		12,727		12,957		11,059	10,323	10,377			10,132	10,000
American Funds Strategic Bond Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Strategic Bond Fund — Class T (with sales charge)
Account Value	$ 11,270		11,305		11,097		12,688		12,797		10,811	9,990	9,944	$ 9,750
American Funds Strategic Bond Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Strategic Bond Fund — Class F-1
Account Value	$ 11,678		11,753		11,564		13,264		13,403		11,356	10,520	10,504			10,188	10,000
American Funds Strategic Bond Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Strategic Bond Fund — Class F-2
Account Value	$ 11,965		12,001		11,787		13,478		13,582		11,480	10,607	10,557			10,203	10,000
American Funds Strategic Bond Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Strategic Bond Fund — Class F-3
Account Value	$ 11,748		11,772		11,549		13,193		13,281		11,207	10,344	10,285		$ 10,000
American Funds Strategic Bond Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Strategic Bond Fund — Class 529-A (with sales charge)
Account Value	$ 11,262		11,329		11,159		12,788		12,934		10,949	10,154	10,129			9,829	9,653
American Funds Strategic Bond Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Strategic Bond Fund — Class 529-C (with sales charge)
Account Value	$ 11,246		11,312		11,142		12,769		12,930		11,036	10,305	10,370			10,132	10,000
American Funds Strategic Bond Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Strategic Bond Fund — Class 529-E
Account Value	$ 11,469		11,560		11,409		13,112		13,280		11,278	10,469	10,479			10,172	10,000
American Funds Strategic Bond Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Strategic Bond Fund — Class 529-T (with sales charge)
Account Value	$ 11,232		11,272		11,071		12,664		12,770		10,794	9,980	9,940	9,750
American Funds Strategic Bond Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Strategic Bond Fund — Class 529-F-1
Account Value	$ 11,886		11,930		11,724		13,420		13,547		11,446	10,591	10,548			10,200	10,000
American Funds Strategic Bond Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Strategic Bond Fund — Class 529-F-2
Account Value	$ 8,991	$ 8,866	9,018	$ 8,820	8,855	$ 9,217	10,116	$ 10,031	10,204	$ 10,000
American Funds Strategic Bond Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Strategic Bond Fund — Class 529-F-3
Account Value	$ 8,999	8,881	9,020	8,829	8,855	9,215	10,122	10,026	10,207	10,000
American Funds Strategic Bond Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Strategic Bond Fund — Class R-1
Account Value	$ 11,096		11,233		11,148		12,868		13,090		11,170	10,414	10,471			10,209	10,000
American Funds Strategic Bond Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Strategic Bond Fund — Class R-2
Account Value	$ 11,063		11,201		11,103		12,824		13,047		11,120	10,379	10,426			10,163	10,000
American Funds Strategic Bond Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Strategic Bond Fund — Class R-2E
Account Value	$ 11,459		11,579		11,449		13,177		13,383		11,374	10,576	10,560			10,210	10,000
American Funds Strategic Bond Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Strategic Bond Fund — Class R-3
Account Value	$ 11,449		11,557		11,408		13,115		13,286		11,283	10,475	10,487			10,183	10,000
American Funds Strategic Bond Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Strategic Bond Fund — Class R-4
Account Value	$ 11,741		11,804		11,618		13,316		13,445		11,387	10,544	10,526			10,194	10,000
American Funds Strategic Bond Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Strategic Bond Fund — Class R-5E
Account Value	$ 11,937		11,979		11,769		13,462		13,586		11,479	10,611	10,571			10,210	10,000
American Funds Strategic Bond Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Strategic Bond Fund — Class R-5
Account Value	$ 12,019		12,049		11,827		13,514		13,610		11,491	10,612	10,558			10,209	10,000
American Funds Strategic Bond Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Strategic Bond Fund — Class R-6
Account Value	$ 12,071		12,094		11,866		13,553		13,644		11,515	10,629	10,570			10,216	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,099	$ 9,075	$ 10,962	$ 8,842	$ 10,388	$ 8,926	$ 11,941	$ 9,950	$ 12,128	$ 10,000	$ 11,282	$ 10,377	$ 10,376	$ 10,000	$ 10,000	$ 10,021	$ 10,000